LEASES - Maturities of lease liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Operating leases- ASU842
2021 (remaining)	¥ 29,900
2022	45,240
2023	43,487
2024	42,916
2025	42,501
Thereafter	110,113
Total lease payments	314,157
Less: interest	(57,082)
Total	257,075
Less: current portion	(49,198)	$ (7,620)	¥ (53,702)
Non-current portion	¥ 207,877	$ 32,196	¥ 220,319